Schedule of amounts recognized in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases
Depreciation expense of right-of-use asset (Refer note 13)	₨ 77,910	₨ 61,446	₨ 54,271
Interest on lease liabilities (Refer note 16)	38,101	32,608	32,267
Expense relating to short-term leases (Refer note 12)	15,066	10,968	3,646
Gain on termination/rent concession of leases (Refer note 10)		619
Total amount recognized in profit/(loss)	₨ 131,077	₨ 105,641	₨ 90,184